Report of Independent Registered Public Accounting
Firm


Board of Trustees of Northern Lights Fund Trust III and the Shareholders of HCM Tactical Growth Fund
HCM Dividend Sector Plus Fund and HCM Income Plus
Fund

In planning and performing our audits of the financial statements of HCM Tactical Growth Fund HCM Dividend
Sector Fund and HCM Income Plus Fund (collectively the Funds) each a separate series of the Northern Lights
Fund Trust III as of and for the year ended June 30 2018 in accordance with the standards of the Public Company
Accounting Oversight Board (United States) we considered the Funds' internal control over financial reporting including controls over safeguarding securities as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form
N-CEN but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly we express no such opinion.

The management of the Funds are responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A fund's internal control over financial reporting includes those policies and procedures that (a) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the funds; (b) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the fund; and (c) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition use or disposition of a fund's assets that could have a material effect on the financial statements.

Because of inherent limitations internal control over financial reporting may not prevent or detect misstatements. Also projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees in the normal course of performing their assigned functions to prevent or detect misstatements on a timely basis. A material weakness is a deficiency or combination of deficiencies in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Fund's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public
Company Accounting Oversight Board (United States).
However we noted no deficiencies in the Funds' internal controls over financial reporting and their operation including controls over safeguarding of securities that we consider to be a material weakness as defined above as of June 30 2018.

This report is intended solely for the information and use of management and the Board of Trustees of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ RSM US LLP

Denver CO
August 29 2018